Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets
	March 31, 2013			December 31, 2012
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Definite-lived intangible assets
Developed product rights	$4,664	$(3,146)	$1,518	$4,699	$(3,031)	$1,668
License agreements	971	(756)	215	969	(734)	235
Total definite-lived intangible assets	5,635	(3,902)	1,733	5,668	(3,765)	1,903
Indefinite-lived research and development	420	—	420	420	—	420
Total intangible assets	$6,055	$(3,902)	$2,153	$6,088	$(3,765)	$2,323

	December 31, 2012			December 31, 2011
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Definite-lived intangible assets
Developed product rights	$4,699	$(3,031)	$1,668	$4,675	$(2,492)	$2,183
License agreements	969	(734)	235	949	(647)	302

Total definite-lived intangible assets	5,668	(3,765)	1,903	5,624	(3,139)	2,485
Indefinite-lived research and development	420	—	420	425	—	425

Total intangible assets	$6,088	$(3,765)	$2,323	$6,049	$(3,139)	$2,910